THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln InvestmentSolutionsSM Variable Annuity

Supplement dated December 5, 2013 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes regarding:  a) investment options, b) Investment Requirements for Living Benefit Riders, and c) certain features that impact your Lincoln InvestmentSolutionsSM individual annuity contract.  All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective January 6, 2014, the following funds will be available as new investment options under your contract:

•	LVIP ClearBridge Variable Appreciation RPM Fund (Standard Class)
•	LVIP Franklin Mutual Shares Securities RPM Fund (Standard Class)
•	LVIP Invesco V.I. Comstock RPM Fund (Standard Class)
•	LVIP JPMorgan Mid Cap Value RPM Fund (Standard Class)
•	LVIP MFS International Growth RPM Fund (Standard Class)
•	LVIP SSgA International RPM Fund (Standard Class)

In addition, the table of the minimum and maximum total expenses charged by the funds has been updated as a result of these new investment options, as set forth below.

The following item shows the minimum and maximum total expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ending December 31, 2012 (or estimates for newly created funds).  More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.25%	1.96%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.25%	1.60%

*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2015.

The following table shows the expenses charged by the fund (as a percentage of the fund’s average net assets):

	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse- ments) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP ClearBridge Variable Appreciation RPM Fund1. 2	0.64%	0.00%	0.33%	0.76%	1.73%	-0.97%	0.76%
LVIP Franklin Mutual Shares Securities RPM Fund1, 3	0.65%	0.00%	0.29%	0.71%	1.65%	-0.89%	0.76%
LVIP Invesco V.I. Comstock RPM Fund1,4	0.65%	0.00%	0.29%	0.78%	1.72%	-0.94%	0.78%
LVIP JPMorgan Mid Cap Value RPM Fund5	1.05%	0.00%	0.17%	0.00%	1.22%	-0.09%	1.13%
LVIP MFS International Growth RPM Fund1,6	0.85%	0.00%	0.15%	0.96%	1.96%	-0.80%	1.16%
LVIP SSgA International RPM Fund1,7	0.76%	0.00%	0.29%	0.50%	1.55%	-0.80%	0.75%
1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.
2Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.64% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.00% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
3Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.05% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
4Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.00% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.
5Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.09% of the first $60 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser
6Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.20% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser
7Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.56% of the Fund’s average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.25% of the Fund’s average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

Effective January 6, 2014, the expenses of the LVIP SSgA Global Tactical Allocation RPM Fund will increase according to the following table.

The following table shows the expenses charged by the fund (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse- ments) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP SSgA Global Tactical Allocation RPM Fund1	0.40%	000%	0.05%	0.32%	0.77%	-0.10%	0.67%
1Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE® Advantage with the EGMDB Death Benefit and  Guaranteed Income Benefit Protected Funds at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$525	$1,572	$2,613	$5,192

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$525	$1,572	$2,613	$5,192

The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$507	$1,549	$2,632	$5,523

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$507	$1,549	$2,632	$5,523

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the funds being added effective January 6, 2014. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP ClearBridge Variable Appreciation RPM Fund: Capital appreciation; a fund of funds.
•	LVIP Franklin Mutual Shares Securities RPM Fund: Capital appreciation; a fund of funds.
•	LVIP Invesco V.I. Comstock RPM Fund: Capital appreciation; a fund of funds.
•	LVIP JPMorgan Mid Cap Value RPM Fund: Long-term capital appreciation.
(Sub-advised by J.P. Morgan Investment Management, Inc.)
•	LVIP MFS International Growth RPM Fund: Capital appreciation; a fund of funds.
•	LVIP SSgA International RPM Fund: Capital appreciation; a fund of funds.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective January 6, 2014. All other provisions of Investment Requirements remain unchanged.

The following change applies to Investment Requirements Protected Funds Riders. The LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, LVIP JPMorgan Mid Cap Value RPM Fund, LVIP MFS International Growth RPM Fund, and LVIP SSgA International RPM Fund will be added to the list of subaccounts under Group 2.

The following change applies to Investment Requirements for other Living Benefit Riders. The LVIP ClearBridge Variable Appreciation RPM Fund, LVIP Franklin Mutual Shares Securities RPM Fund, LVIP Invesco V.I. Comstock RPM Fund, LVIP JPMorgan Mid Cap Value RPM Fund, LVIP MFS International Growth RPM Fund and LVIP SSgA International RPM Fund will be added to Group 2.

The following features will no longer be available beginning on February 3, 2014.

The Contracts – Death Benefits. As of February 3, 2014, SecureLine® will no longer be offered for death benefit proceeds.

Annuity Payouts – Annuity Options – Lincoln SmartIncomeSM Inflation.  As of February 3, 2014, the Lincoln SmartIncomeSM Inflation fixed annuity payout option will no longer be available.

Please retain this Supplement for future reference.